DESCRIPTION OF BUSINESS	6 Months Ended	12 Months Ended
	Jun. 30, 2015	Dec. 31, 2014
Organization, Consolidation and Presentation of Financial Statements [Abstract]
DESCRIPTION OF BUSINESS

NOTE 1 - DESCRIPTION OF BUSINESS

Summary

FitLife Brands, Inc. (the “Company”) is a national provider of innovative and proprietary nutritional supplements for health conscious consumers marketed under the brand names NDS Nutrition Products™ (“NDS”) (www.ndsnutrition.com), PMD™ (www.pmdsports.com), SirenLabs™ (www.sirenlabs.com), CoreActive™ (www.coreactivenutrition.com), Metis Nutrition™ (www.metisnutrition.com). The Company manufactures and distributes a full line of nutritional supplements to support athletic performance, weight loss and general health predominantly through franchised General Nutrition Centers, Inc. (“GNC”) stores located both domestically and internationally.

The Company was incorporated in the State of Nevada on July 26, 2005. In October 2008, the Company acquired the assets of NDS Nutritional Products, Inc., a Nebraska corporation, and moved those assets into its wholly owned subsidiary NDS Nutrition Products, Inc., a Florida corporation (“NDS”).

FitLife Brands is headquartered in Omaha, Nebraska. For more information on the Company, please go to http://www.fitlifebrands.com. The Company’s common stock currently trades under the symbol FTLF on the OTCBB market.

Recent Developments

iSatori Merger. On May 18, 2015, the Company entered into an Agreement and Plan of Merger (the “Merger Agreement”), among the Company, ISFL Merger Sub, Inc., a Delaware corporation and a wholly-owned subsidiary of the Company (“Merger Sub”), and iSatori, Inc., a Delaware corporation (“iSatori”), pursuant to which, at the Effective Time, as such term is defined in the Merger Agreement, iSatori will merge with and into Merger Sub, with iSatori surviving as a wholly-owned subsidiary of the Company (the “Merger”). The closing of the Merger is subject to the satisfaction of certain conditions, including, among others, approval of Merger by a majority of iSatori’s shareholders and no more than 5% of the shares of iSatori Common Stock being Dissenting Shares (as defined below).  A meeting of iSatori shareholders to approve the Merger is expected to be scheduled for September 29, 2015.

In connection with the Merger, the Company will issue to shareholders of iSatori 0.3 shares of the Company’s common stock, par value $0.01 per share (“FitLife Common Stock”), for each share of iSatori common stock, par value $0.01 per share (“iSatori Common Stock”), issued and outstanding on the Effective Date, other than those shares of iSatori Common Stock held by holders who have neither voted in favor of or consented to the Merger and have properly exercised their appraisal rights (the “Dissenting Shares”), or approximately 4.0 million shares of FitLife Common Stock. The ratio of FitLife Common Stock issuable in exchange for iSatori Common Stock (the “Exchange Ratio”) is subject to adjustment for iSatori’s Net Debt Amount and Non-Cash Working Capital (each as defined in the Merger Agreement).  Subject to certain terms and conditions as set forth in the Merger Agreement, each outstanding stock option to purchase iSatori Common Stock, warrant to purchase iSatori Common Stock, restricted stock unit measured in relation to, or settleable in, iSatori Common Stock and each award of restricted stock relating to iSatori Common Stock, whether vested or unvested, will be assumed by the Company and converted automatically into an option, warrant, restricted stock unit or restricted stock award, as the case may be, denominated in shares of FitLife Common Stock based on the Exchange Ratio.

In connection with the completion of the Merger, the Company has agreed to increase the size of its Board of Directors (the “Board”) from five to seven members, appoint Stephen Adele, the current Chief Executive Officer of iSatori, to serve on the Board, and appoint two independent directors, designated by iSatori, to the Board.

The Company and iSatori have made customary representations, warranties and covenants in the Merger Agreement, including, among other things, covenants to conduct their respective businesses during the interim period between the execution of the Merger Agreement and consummation of the Merger and prohibiting the Company and iSatori from soliciting alternative acquisition proposals and providing information to or engaging in discussions with third-parties, except in those circumstances as provided in the Merger Agreement.

The Merger Agreement contains certain termination rights for both the Company and iSatori including, but not limited to, in the event that (i) the Merger has not been consummated on or prior to September 30, 2015 (subject to certain extensions); (ii) the other party materially breaches its representations or covenants and such breach is not, or is not capable of being, cured within 30 days of notice; (iii) failure by iSatori shareholders to approve the Merger; or (iv) the other party’s board of directors makes a Change of Recommendation (as defined in the Merger Agreement), or fails to reaffirm its recommendation following receipt of an Acquisition Proposal (as defined in the Merger Agreement). In addition, either the Company or iSatori may terminate the Merger Agreement in order to enter into an agreement for a Superior Proposal (as defined in the Merger Agreement) at any time prior to approval of the Merger by iSatori shareholders.  In the event the Merger Agreement is terminated, under specified circumstances (including in connection with an Adverse Recommendation Change or a Superior Proposal), either the Company or iSatori will be obligated to pay to the other party a termination fee of $200,000.

In addition to the foregoing, the Company secured an option to purchase almost 600,000 shares of FitLife common stock issuable to the two largest shareholders in iSatori in connection with the Merger. Under the terms of the option, the Company may repurchase all or any portion thereof the applicable shares in its sole discretion any time prior to December 31, 2015. The Company also secured a right of first refusal to purchase more than additional 800,000 shares of FitLife issuable to a certain iSatori shareholder in the connection with the Merger.

              Share Repurchase Program.  On June 30, 2014, the Company’s Board of Directors approved a share repurchase program, pursuant to which the Company is authorized to purchase up to $600,000 of our common stock per annum, subject to maximum repurchases of $50,000 per month (the “Repurchase Program”). Additional purchases under the Repurchase Program may be made from time to time at the discretion of management as market conditions warrant and subject to certain regulatory restrictions and other considerations. In March 2015, the Board of Director’s approved an extension of the Repurchase Program, which enabled the Company to purchase a substantial number of shares in a single transaction on March 6, 2015. The extension did not affect the terms or conditions of the existing Repurchase Program.

As of August 13, 2015, the Company had repurchased an aggregate total of 159,800 shares of our common stock under the Repurchase Program at an average purchase price of $2.03 per share.

Summary

FitLife Brands, Inc., formerly Bond Laboratories, Inc. (the “Company”), is a national provider of innovative and proprietary nutritional supplements for health conscious consumers marketed under the brand names NDS Nutrition Products™ (“NDS”) (www.ndsnutrition.com), PMD™ (www.pmdsports.com), SirenLabs™ (www.sirenlabs.com) and CoreActive™ (www.coreactivenutrition.com). The Company manufactures and distributes a full line of nutritional supplements to support athletic performance, weight loss and general health predominantly through franchised General Nutrition Centers, Inc. (“GNC”) stores located both domestically and internationally.

The Company was incorporated in the State of Nevada on July 26, 2005. In October 2008, the Company acquired the assets of NDS Nutritional Products, Inc., a Nebraska corporation, and moved those assets into its wholly owned subsidiary NDS Nutrition Products, Inc., a Florida corporation (“NDS”).

FitLife Brands is headquartered in Omaha, Nebraska. For more information on the Company, please go to http://www.fitlifebrands.com. The Company’s common stock currently trades under the symbol FTLF on the OTCBB market.

Recent Developments

Share Repurchase Program

On June 30, 2014, the Company’s Board of Directors approved a share repurchase program, pursuant to which the Company is authorized to purchase up to $600,000 of our common stock per annum, subject to maximum repurchases of $50,000 per month (the “Repurchase Program”). Additional purchases under the Repurchase Program may be made from time to time at the discretion of management as market conditions warrant and subject to certain regulatory restrictions and other considerations. In March 2015, the Board of Director’s approved an extension of the Repurchase Program, which enabled the Company to purchase a substantial number of shares in a single transaction on March 6, 2015. The extension did not affect the terms or conditions of the existing Repurchase Program. As of March 12, 2015, the Company had repurchased an aggregate total of 120,354 shares of our common stock, at an average purchase price of $2.15 per share.